Note 1 - Description of the Business, Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Anti-dilutive Securities (Details) - shares		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Antidilutive securities (in shares)		1,981,098	162,767
Warrant [Member]
Antidilutive securities (in shares)		87,531	4,334
Convertible Debt Securities [Member]
Antidilutive securities (in shares)	[1]	0	33,250
Convertible Notes to Warrant [Member]
Antidilutive securities (in shares)		25,003	25,003
Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)		243,483	100,180
Series A Warrants [Member]
Antidilutive securities (in shares)		1,533,096	0
Representative's Warrants [Member]
Antidilutive securities (in shares)		91,985	0

[1]	Shares for the convertible note proceeds received